As filed with the Securities and Exchange Commission on May 19, 2004
                                                     Registration No. 333-111392

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     [ ] Pre-Effective Amendment No. __ [ X ] Post-Effective Amendment No. 1
                              --------------------
                           PHOENIX INVESTMENT TRUST 97
               (Exact Name of Registrant as Specified in Charter)
                              --------------------
                     c/o Phoenix Equity Planning Corporation
               101 Munson Street, Greenfield, Massachusetts 01301
                    (Address of Principal Executive Offices)
                                 (800) 243-1574
              (Registrant's Telephone Number, including Area Code)
                              --------------------
                              John R. Flores, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056
                     (Name and address of Agent for Service)

                          Copies of Communications to:

                               Lynn K. Stone, Esq.
                               -------------------

                        Blazzard, Grodd & Hasenauer, P.C.
                               943 Post Road East
                           Westport, Connecticut 06880

                             Paul S. Schreiber, Esq.
                             Shearman & Sterling LLP
                              599 Lexington Avenue
                            New York, New York 10022
                              --------------------

         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

         This Post-Effective Amendment consists of the following:

         (1) Facing Sheet of the Registration Statement.

         (2) Part C to the Registration Statement (including signature page).

         (3) Exhibit 11 to the Registration Statement.

         (4) Exhibit 12 to the Registration Statement.

         This Post-Effective Amendment is being filed to file an opinion and consent of counsel as to the legality of the securities being issued as Exhibit 11 and the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

         Parts A, B, and C of Registrant's Initial Registration Statement (No. 333-111392) and Pre-Effective Amendment No. 1 under the Securities Act of 1933 ("1933 Act"), filed on December 19, 2003 and January 30, 2004, respectively, are incorporated by reference herein and this Post-Effective Amendment is being filed for the purpose of filing an opinion and consent of counsel as to the legality of the securities being issued as Exhibit 11 and the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

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




















                                     PART C

                           PHOENIX-INVESTMENT TRUST 97

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification

         The response to this item is incorporated by reference to Part A of the Prospectus/Proxy Statement in this Registration Statement under the caption "Comparative Information on Shareholder Rights-Liability of Trustees."

         The Agreement and Plan of Reorganization provides:

         5.9 (a) Subject to governing law, until the fifth anniversary of the Closing Date, the Investment Trust 97, on behalf of itself and any successor thereto by reason of merger, reorganization, sale or other similar transaction, shall: (a) continue that certain joint insured bond referred to as Investment Management Insurance Policy No. 281-35-77 issued by American International Specialty Lines Insurance Company (such policy, or any replacement thereof during the operative period referenced above shall hereafter be referred to as the "D&O/E&O Insurance"), or such greater insurance as the Investment Trust 97 and all other requisite parties to such joint insured bond shall reasonably determine; and (b) maintain those indemnity provisions as provided in the current Declaration of Trust of the Investment Trust 97 and ByLaws applicable with regard to the proper and lawful activities of a trustee (the "Indemnity").

         (b) In the event that the D&O/E&O Insurance shall be terminated during the period transpiring from the Closing Date until the fifth anniversary thereof, then the Investment Trust 97, individually or together with one or more parties to the above referenced joint insured bond, will use its best efforts to procure a directors' and officers errors and omissions insurance policy for the benefit of the Trustees of the Phoenix Trust, among others, for claims made against such Trustees during the period stated above, on not less than substantially the same terms and conditions, including, without limitation, exclusions from coverage, retention limits and limitations of liability, as exist for the benefit of such Trustees under the D&O/E&O Insurance Policy existing as of the Closing Date.

         (c) The D&O/E&O Insurance and Indemnity shall apply equally to the trustees of the Phoenix Trust (constituted as of the date of this Agreement) as they apply to the trustees of the Investment Trust 97.

Item 16. Exhibits

(1) Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via EDGAR with Post-Effective Amendment No. 6 (File No. 333-34537) on December 15, 2000 and incorporated by reference.

(2) Bylaws of the Registrant filed via EDGAR with Post-Effective Amendment No. 6 on December 15, 2000 and incorporated by reference.

(3)      Not Applicable.

(4) Agreement and Plan of Reorganization (included as Exhibit A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5) Reference is hereby made to Registrant's Agreement and Declaration of Trust referenced in Exhibit 1 above and Registrant's Bylaws referenced in Exhibit 2 above.

(6) Amended and Restated Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated November 20, 2002 covering Phoenix Small Cap Fund and Phoenix Value Equity Fund, as filed via EDGAR on Form N-1A on December 29, 2003 and effective December 31, 2003 with Post-Effective Amendment No. 17 and incorporated by reference.

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

(7)(a) Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("Equity Planning") dated November 19, 1997 filed as
         Exhibit 6.1 via EDGAR with Post-Effective Amendment No. 1 on May 15, 1998 and incorporated by reference.

(7)(b) Updated Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers, as filed via EDGAR on Form N-1A on December 29, 2003 and effective December 31, 2003 with Post-Effective Amendment No. 17 and incorporated by reference.

(7)(c) Form of Financial Institutional Sales Contract for the Phoenix Family of Funds filed as Exhibit 6.4 via EDGAR with Post-Effective Amendment No. 1 on May 15, 1998 and incorporated by reference.

(8)      Not Applicable.

(9)(a) Master Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997 filed as Exhibit 8.1 via EDGAR with Pre-Effective Amendment No. 1 on November 3, 1997 and incorporated by reference.

(9)(b) Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company, as filed via EDGAR on Form N-1A on December 29, 2003 and effective December 31, 2003 with Post-Effective Amendment No. 17 and incorporated by reference.

(9)(c) Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company, as filed via EDGAR on Form N-1A on December 29, 2003 and effective December 31, 2003 with Post-Effective Amendment No. 17 and incorporated by reference.

(9)(d) Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company, as filed via EDGAR on Form N-1A on December 29, 2003 and effective December 31, 2003 with Post-Effective Amendment No. 17 and incorporated by reference.

(10)(a) Distribution Plan for Class A Shares filed as Exhibit 15.1 via EDGAR with Pre-Effective Amendment No. 1 on November 3, 1997 and incorporated by reference.

(10)(b) First Amendment of Phoenix Investment Trust 97 Class A Shares Amended and Restated Distribution Plan, as filed via EDGAR on Form N-1A on December 29, 2003 and effective December 31, 2003 with Post-Effective Amendment No. 17 and incorporated by reference.

(10)(c) Distribution Plan for Class B Shares filed via EDGAR with Post-Effective Amendment No. 5 on September 26, 2000 and incorporated by reference.

(10)(d) Distribution Plan for Class C Shares filed via EDGAR with Post-Effective Amendment No. 5 on September 26, 2000 and incorporated by reference.

(10)(e) Fourth Amended and Restated Plan Pursuant to Rule 18f-3 effective September 1, 2002, as filed via EDGAR on Form N-1A on December 29, 2003 and effective December 31, 2003 with Post-Effective Amendment No. 17 and incorporated by reference.

(10)(f) First Amendment to the Fourth Amended and Restated Plan Pursuant to Rule 18f-3, as filed via EDGAR on Form N-1A on December 29, 2003 and effective December 31, 2003 with Post-Effective Amendment No. 17 and incorporated by reference.

(11) Opinion and Consent of Matthew A. Swendiman, Esq. with respect to legality of the shares being issued, filed herewith.

(12) Opinion and Consent of Shearman & Sterling LLP with respect a tax free reorganization, filed herewith.

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

(13)(a) Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning Corporation filed as Exhibit 9.1 via EDGAR with Pre-Effective Amendment No. 1 on November 3, 1997 and incorporated by reference.

(13)(b) Sub-Transfer Agency Agreement between Phoenix Equity Planning Corporation and State Street Bank and Trust Company effective June 1, 1994 filed as Exhibit 9.2 via EDGAR with Post-Effective Amendment No. 1 on May 15, 1998 and incorporated by reference.

(13)(c) Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997 filed as
         Exhibit 9.3 via EDGAR with Post-Effective Amendment No. 1 on May 15, 1998 and incorporated by reference.

(13)(d) First Amendment to the Amended and Restated Financial Agreement between Registrant and Phoenix Equity Planning Corporation effective as of February 27, 1998 filed as Exhibit 9.4 via EDGAR with Post-Effective Amendment No. 1 on May 15, 1998 and incorporated by reference.

(13)(e) Second Amendment to Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated July 31, 1998 filed as Exhibit 5 via EDGAR with Post-Effective Amendment No. 2 on October 30, 1998 and incorporated herein by reference.

(13)(f) Third Amendment to Amended and Restated Financial Agent Agreement effective January 1, 2003 between Registrant and Phoenix Equity Planning Corporation, as filed via EDGAR on Form N-1A on December 29, 2003 and effective December 31, 2003 with Post-Effective Amendment No. 17 and incorporated by reference.

(13)(g) Amended and Restated Codes of Ethics of the Trust, Adviser and Distributor effective November 19, 2003, as filed via EDGAR on Form N-1A on December 29, 2003 and effective December 31, 2003 with Post-Effective Amendment No. 17 and incorporated by reference.

(14) Consent of PricewaterhouseCoopers LLP, filed via EDGAR with Form N-14/A on January 30, 2004 and incorporated herein by reference.

(15)     Not Applicable.

(16) Powers of Attorney filed via EDGAR with Post-Effective Amendment No. 16 on December 30, 2002 and incorporated herein by reference.

(17)(a) Form of Proxy Card for Phoenix Appreciation Fund, previously filed, via EDGAR, with the Initial Registration Statement (No. 333-111392) on December 19, 2003.

(17)(b) Current Prospectus of the Phoenix Investment Trust 97, as filed via EDGAR on Form N-1A on December 29, 2003 and effective December 31, 2003 with Post-Effective Amendment No. 17 and incorporated by reference.

-----------------

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.


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

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.




















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

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 19th day of May, 2004.

                                          PHOENIX INVESTMENT TRUST 97


                                          By:       /s/ Philip R. McLoughlin
                                                    ------------------------
                                          Name:     Philip R. McLoughlin
                                          Title:    President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated as of the 19th day of May, 2004.

Signature                                                     Title
---------                                                     -----

-------------------------------------------------             Trustee
E. Virgil Conway*

/s/ Nancy G. Curtiss                                          Treasurer
-------------------------------------------------             (Principal Financial and Accounting Officer)
Nancy G. Curtiss*


                                                              Trustee
-------------------------------------------------
Harry Dalzell-Payne*


                                                              Trustee
-------------------------------------------------
Francis E. Jeffries*


-------------------------------------------------              Trustee
Leroy Keith, Jr.*

                                                              Trustee
-------------------------------------------------
Marilyn E. LaMarche*


/s/ Philip R. McLoughlin                                      President and Trustee
-------------------------------------------------             (Principal Executive Officer)
Philip R. McLoughlin*

                                                              Trustee
-------------------------------------------------
Geraldine M. McNamara*


                                                              Trustee
-------------------------------------------------
Everett L. Morris*

                                                              Trustee
-------------------------------------------------
James M. Oates*


                                                              Trustee
-------------------------------------------------
Richard E. Segerson*


                                                              Trustee
-------------------------------------------------
Lowell P. Weicker, Jr.*


*By      /s/ Philip R. McLoughlin
         ----------------------------------------
*Philip R. McLoughlin, pursuant to powers of attorney, filed via EDGAR with Post-Effective Amendment No. 16 on December 30, 2002 and incorporated herein by reference.

                                Index To Exhibits
                                -----------------

(11) Opinion and Consent of Matthew A. Swendiman, Esq. with respect to legality of the shares being issued

(12) Opinion and Consent of Shearman & Sterling LLP with respect a tax free reorganization